COMMITMENTS AND CONTINGENCIES - (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Sep. 29, 2017
Commitments and Contingencies Disclosure [Abstract]
Future minimum payments due, next twelve months	$ 7.5
Future minimum payments, due in two years	5.4
Future minimum payments, due in three years	4.7
Future minimum payments, due in four years	1.8
Future minimum payments, due in five years	0.9
Future minimum payments, due thereafter	0.2
Operating leases, rent expense	5.1	$ 5.3	$ 4.0
Environment liabilities	$ 0.9	$ 1.3